Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions	Aug. 17, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Commitments and Contingencies [Line Items]
Percentage of equity interest		50.88%
Capital commitment (in Dollars) | $		$ 29,295
Shanghai Feiyous [Member]
Commitments and Contingencies [Line Items]
Percentage of equity interest		47.83%
Shanghai Feiyous [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Outstanding share repurchase amount | ¥	¥ 36.9